Schedule of Condensed Financial Statements (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Global Bio Medical Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Nevada	Nevada
Date of incorporation or formation	Apr. 18, 2017	Apr. 18, 2017
Attributable interest percentage	90.90%	90.90%	90.90%
Global Bio Life Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Nevada	Nevada
Date of incorporation or formation	Apr. 14, 2017	Apr. 14, 2017
Attributable interest percentage	81.80%	81.80%	63.60%
Bio Life Sugar Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Nevada	Nevada
Date of incorporation or formation	Apr. 23, 2018	Apr. 23, 2018
Attributable interest percentage	90.90%	90.90%	63.60%
Happy Sugar Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Nevada	Nevada
Date of incorporation or formation	Aug. 17, 2018	Aug. 17, 2018
Attributable interest percentage	81.80%	81.80%	63.60%
Sweet Sense Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Nevada	Nevada
Date of incorporation or formation	Apr. 30, 2018	Apr. 30, 2018
Attributable interest percentage	95.50%	95.50%	81.80%
Global Sugar Solutions Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Nevada	Nevada
Date of incorporation or formation	Nov. 07, 2019	Nov. 07, 2019
Attributable interest percentage	100.00%	100.00%	80.00%